Cover	Sep. 30, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 30, 2026
Entity Registrant Name	Hayward Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40208
Entity Tax Identification Number	82-2060643
Entity Address, Address Line One	1415 Vantage Park Drive
Entity Address, Address Line Two	Suite 400,
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28203
City Area Code	704
Local Phone Number	837-8002
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	HAYW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001834622